INCOME TAXES - Summary of movements of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 1,616,393	¥ 1,397,121	¥ 1,351,067
Acquisitions	49,056	0	0
Additions	13,534	219,272	46,054
Balance at end of the period	¥ 1,678,983	¥ 1,616,393	¥ 1,397,121